Cover	Nov. 19, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of reAlpha Tech Corp. (the “Company”) filed with the Securities and Exchange Commission on November 21, 2024 (the “Original Filing”) to disclose certain information with respect to the Company’s commitment to purchase an aggregate of $600,000 of convertible promissory notes to be issued by Unreal Estate Inc., which was inadvertently omitted under Item 1.01 of Form 8-K in the Original Filing. Except as expressly stated herein and below, including under the heading “Unreal Estate Inc. Convertible Promissory Notes,” this Amendment No. 1 does not amend or update any other information contained in the Original Filing, which remains unchanged. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Filing.
Document Period End Date	Nov. 19, 2024
Entity File Number	001-41839
Entity Registrant Name	reAlpha Tech Corp.
Entity Central Index Key	0001859199
Entity Tax Identification Number	86-3425507
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6515 Longshore Loop
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Dublin
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43017
City Area Code	707
Local Phone Number	732-5742
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AIRE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false